Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023	Sep. 11, 2023	Sep. 30, 2021
Summary of Significant Accounting Policies (Details) [Line Items]
Cash	$ 7,300,000		$ 7,300,000		$ 14,200,000
Other income expense	24,000		11,000
Foreign exchange transaction loss		$ 100,000		$ 300,000
Warrants price per share (in Dollars per share)								$ 11.5
Public warrants outstanding (in Shares)					73,978		8,507,311
Cost of revenue	$ 1,968,000	$ 3,811,000	$ 7,325,000	$ 10,943,000
Public Warrants [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Public warrants outstanding (in Shares)	8,433,333		8,433,333
One Customer [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Net receivables percentage			87.00%
One Customer [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Net receivables percentage					96.00%
One Customer [Member] | Research and Development Revenue [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Net receivables percentage	89.00%	98.00%	94.00%	98.00%
Public Warrants [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Exceeds per share (in Dollars per share)	$ 18		$ 18
Warrant [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Public warrants outstanding (in Shares)	73,978		73,978
Issued shares (in Shares)									73,978
Price per share (in Dollars per share)									$ 7.6
Rosecliff Acquisition Corp I [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cash					$ 785,038	$ 769,432
Investment held trust account pay tax					1,034,596
Trust Account in connection with redemption					$ 250,522,502
Percentage of common stock issued and outstanding					20.00%
Public and private warrant to purchase (in Shares)					13,140,000	13,140,000
Federal depository insurance corporation coverage limit					$ 250,000
Rosecliff Acquisition Corp I [Member] | Public Warrants [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Adjusts and fair value at liabilities					$ 8,433,333
Public warrants outstanding (in Shares)					8,433,333	8,433,333
Rosecliff Acquisition Corp I [Member] | Private Placement Warrants [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Adjusts and fair value at liabilities					$ 4,706,667
Warrants price per share (in Dollars per share)					$ 1.5
Exceeds per share (in Dollars per share)					$ 1.5
Rosecliff Acquisition Corp I [Member] | Class A Common Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock subject to possible redemption (in Shares)					458,716	25,300,000
Class A common stock in the calculation of diluted income per share (in Shares)					24,841,284
Stockholders elected to redeem value					$ 250,522,502
Percentage of common stock issued and outstanding					98.20%
Warrants price per share (in Dollars per share)					$ 11.5
Biomedical Advanced Research and Development Authority [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Research and development expense	$ 3,600,000	$ 4,300,000	$ 11,300,000	$ 12,200,000
Cost of revenue	2,000,000	3,800,000	7,300,000	10,900,000
General and administrative expenses	$ 1,600,000	$ 500,000	$ 4,000,000
Medical Technology Enterprise Consortium [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
General and administrative expenses				$ 1.3